Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants - $ / shares	1 Months Ended				2 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Oct. 31, 2013	Jan. 31, 2013	Sep. 30, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants [Line Items]
Exercised - Number of Shares	(3,725)	(4,444)			(139,265)
Exercised - Average Exercise Price			$ 9.38
Number of Shares Outstanding						8,080,877
Stock Options [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants [Line Items]
Number of Shares Outstanding				168,856		448,601	385,733	168,856
Average Exercise Price Outstanding				$ 6.75		$ 7.51	$ 6.75	$ 6.75
Issued - Number of Shares							75,683	239,816
Issued - Average Exercise Price							$ 8.12	$ 6.75
Expired - Number of Shares							(7,879)	(15,467)
Expired - Average Exercise Price							$ 23.58	$ 18.00
Exercised - Number of Shares							(4,936)	(7,472)
Exercised - Average Exercise Price							$ 1.76	$ 0.75
Number of Shares Outstanding						507,955	448,601	385,733
Average Exercise Price Outstanding							$ 7.51	$ 6.75
Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants [Line Items]
Number of Shares Outstanding				468,431		500,722	461,920	468,431
Average Exercise Price Outstanding				$ 9.75		$ 7.95	$ 10.50	$ 9.75
Issued - Number of Shares							161,375	343,196
Issued - Average Exercise Price				$ 9.00			$ 3.81	$ 9.00
Expired - Number of Shares							(81,851)	(111,025)
Expired - Average Exercise Price							$ 13.54	$ 13.50
Exercised - Number of Shares							(40,722)	(238,682)
Exercised - Average Exercise Price							$ 8.38	$ 8.25
Number of Shares Outstanding						8,080,877	500,722	461,920
Average Exercise Price Outstanding							$ 7.95	$ 10.50